FORUM FUNDS II

THREE CANAL PLAZA, SUITE 600

PORTLAND, MAINE 04101

207-347-2000

July 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521/811-22842
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Jaguar International Property Fund and the Jaguar Global Property Fund, dated July 1, 2019, do not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on June 25, 2019 (accession number 0001398344-19-011095).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant